August 3, 2010

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE:   Tweedy, Browne Fund Inc. (the "Company")
      File Nos: 33-57724 and 811-7458

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 30 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2010 as Accession No. 0001206774-10-001709.

     Any comments on this filing should be directed to the undersigned at
(617) 338-4340.


                                                        Very truly yours,

                                                        /s/ Teresa M.R. Hamlin

                                                        Teresa M.R. Hamlin
                                                        Assistant Secretary


cc:   M. Gervase Rosenberger, Esq.
      Richard Prins, Esq.